Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before-tax amount	¥ (53,839)	¥ (128,271)	¥ 35,459
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount	(7,571)	(2,179)	2,231
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	4,077	1,320	2,205
Net change during the year, Before-tax amount	(3,494)	(859)	4,436
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	4,221	8,409	298
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(5,006)	(6,990)	(2,670)
Net change during the year, Before-tax amount	(785)	1,419	(2,372)
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	(59,928)	(19,170)	(4,115)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	2,038	2,323	1,911
Net change during the year, Before-tax amount	(57,890)	(16,847)	(2,204)
Other Comprehensive Income (Loss), Before-tax amount	(116,008)	(144,558)	35,319
Foreign currency translation adjustments, Tax (expense) or benefit	(247)	1,353	(2,089)
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	3,010	671	(1,333)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(1,632)	42	(886)
Net change during the year, Tax (expense) or benefit	1,378	713	(2,219)
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(1,708)	(3,573)	(119)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	2,044	2,921	1,068
Net change during the year, Tax (expense) or benefit	336	(652)	949
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	20,252	8,314	1,891
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(739)	(794)	(632)
Net change during the year, Tax (expense) or benefit	19,513	7,520	1,259
Other comprehensive income (loss), Tax (expense) or benefit	20,980	8,934	(2,100)
Foreign currency translation adjustments, Net-of-tax amount	(54,086)	(126,918)	33,370
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(4,561)	(1,508)	898
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	2,445	1,362	1,319
Net change during the year, Net-of-tax amount	(2,116)	(146)	2,217
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	2,513	4,836	179
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(2,962)	(4,069)	(1,602)
Net change during the year, Net-of-tax amount	(449)	767	(1,423)
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(39,676)	(10,856)	(2,224)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	1,299	1,529	1,279
Net change during the year, Net-of-tax amount	(38,377)	(9,327)	(945)
Other comprehensive income (loss), Net-of-tax amount	¥ (95,028)	¥ (135,624)	¥ 33,219